Employee benefit plans	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee benefit plans	Employee benefit plans
BNY Mellon has defined benefit and/or defined contribution retirement plans and other post-retirement plans providing healthcare benefits.

The defined benefit pension plans cover approximately 9,100 U.S. employees and approximately 14,400 non-U.S. employees.

BNY Mellon has one qualified and several non-qualified defined benefit pension plans in the U.S. and several pension plans overseas.

Effective June 30, 2015, the benefit accruals under the U.S. qualified and non-qualified defined benefit plans were frozen. This change resulted in no additional benefits being earned by participants in those plans based on service or pay after June 30, 2015. These plans were previously closed to new participants effective Dec. 31, 2010.

Effective Dec. 31, 2018, the benefit accruals were frozen under our largest foreign plan, which covers certain UK employees. This change resulted in no additional benefits being earned by participants in that plan based on service or pay after Dec. 31, 2018. Most UK employees currently earn benefits only on a defined contribution basis. UK employees impacted by the pension plan freeze began earning benefits on a defined contribution basis on Jan. 1, 2019.
Pension and post-retirement healthcare plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollars in millions)	2021	2020	2021	2020	2021	2020	2021	2020
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.03%	2.80%	2.11%	1.59%	3.03%	2.80%	2.15%	1.65%
Rate of compensation increase	N/A	N/A	3.43	3.12	3.00	3.00	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(5,030)	$(4,659)	$(1,614)	$(1,394)	$(156)	$(145)	$(4)	$(6)
Service cost	—	—	(14)	(12)	(1)	(1)	—	—
Interest cost	(137)	(156)	(25)	(27)	(4)	(5)	—	—
Actuarial gain (loss)	164	(455)	112	(167)	17	(14)	—	2
Benefits paid	256	240	50	47	10	9	—	—
Foreign exchange adjustment	N/A	N/A	35	(61)	N/A	N/A	1	—
Benefit obligation at end of period	(4,747)	(5,030)	(1,456)	(1,614)	(134)	(156)	(3)	(4)
Change in fair value of plan assets
Fair value at beginning of period	6,132	5,738	1,786	1,529	127	117	—	—
Actual return on plan assets	238	619	89	232	17	10	—	—
Employer contributions	15	15	12	10	10	9	—	—
Benefit payments	(256)	(240)	(50)	(47)	(10)	(9)	—	—
Foreign exchange adjustment	N/A	N/A	(30)	62	N/A	N/A	—	—
Fair value at end of period	6,129	6,132	1,807	1,786	144	127	—	—
Funded status at end of period	$1,382	$1,102	$351	$172	$10	$(29)	$(3)	$(4)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	$1,425	$1,625	$3	$184	$44	$77	$(1)	$(1)
Prior service cost (credit)	—	—	1	2	(20)	(26)	—	—
Total loss (before tax effects)	$1,425	$1,625	$4	$186	$24	$51	$(1)	$(1)
(a)    The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.
N/A – Not applicable.
A number of key assumptions and measurement date values determine pension expense. The key elements include the long-term rate of return on plan assets, the discount rate, the market-related value of plan assets and the price used to value stock in the Employee Stock Ownership Plan (“ESOP”).

The discount rate for U.S. pension plans was determined after reviewing equivalent rates obtained by discounting the pension plans’ expected cash flows using various high-quality, long-term corporate bond yield curves. We also reviewed the results of several models that matched bonds to our pension cash flows. After reviewing the various indices and models, we selected a discount rate of 3.03% as of Dec. 31, 2021.
The discount rates for foreign pension plans are based on high-quality corporate bond rates in countries that have an active corporate bond market. In those countries with no active corporate bond market, discount rates are based on local government bond rates plus a credit spread.

Actuarial gains on the benefit obligation for the domestic and foreign pension plans in 2021 are primarily attributable to increases in discount rates. Actuarial losses on the benefit obligation for the domestic and foreign pension plans in 2020 are primarily attributable to decreases in discount rates.

Net periodic benefit (credit) cost	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollars in millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,710	$5,437	$5,304	$1,586	$1,415	$1,277	$123	$116	$111	N/A	N/A	N/A
Discount rate	2.80%	3.45%	4.45%	1.59%	2.02%	2.95%	2.80%	3.45%	4.45%	1.65%	2.10%	3.10%
Expected rate of return on plan assets	5.375	6.00	6.50	2.17	2.85	3.54	5.375	6.00	6.50	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	3.12	3.19	2.98	3.00	3.00	3.00	N/A	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost:
Service cost	$—	$—	$—	$14	$12	$11	$1	$1	$1	$—	$—	$—
Interest cost	137	156	178	25	27	32	4	5	6	—	—	—
Expected return on assets	(300)	(319)	(337)	(34)	(39)	(45)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	—	1	—	—	(6)	(7)	(7)	—	—	—
Net actuarial loss	98	87	53	13	11	2	6	4	4	—	—	—
Settlement loss	—	—	—	1	—	—	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(65)	$(76)	$(106)	$20	$11	$—	$(2)	$(4)	$(3)	$—	$—	$—
N/A – Not applicable.

Changes in other comprehensive (income) loss in 2021	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net (gain) arising during period	$(102)	$(167)	$(27)	$—
Recognition of prior years’ net (loss)	(98)	(14)	(6)	—
Recognition of prior years’ service credit	—	(1)	6	—
Total recognized in other comprehensive (income) (before tax effects)	$(200)	$(182)	$(27)	$—

	Domestic		Foreign
(in millions)	2021	2020	2021	2020
Pension benefits:
Prepaid benefit cost	$1,535	$1,272	$411	$284
Accrued benefit cost	(153)	(170)	(60)	(112)
Total pension benefits	$1,382	$1,102	$351	$172
Healthcare benefits:
Accrued benefit cost	$10	$(29)	$(3)	$(4)
Total healthcare benefits	$10	$(29)	$(3)	$(4)

The accumulated benefit obligation for all defined benefit plans was $6.2 billion at Dec. 31, 2021 and $6.6 billion at Dec. 31, 2020.

Plans with obligations in excess of plan assets	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(in millions)	2021	2020	2021	2020	2021	2020	2021	2020
Projected benefit obligation	$153	$170	$100	$459	N/A	N/A	N/A	N/A
Fair value of plan assets	—	—	39	347	N/A	N/A	N/A	N/A
Accumulated benefit obligation	153	170	82	196	$87	$94	$3	$4
Fair value of plan assets	—	—	39	113	—	—	—	—
N/A – Not applicable.

Assumed healthcare cost trend

The assumed healthcare cost trend rate used in determining domestic benefit expense for 2022 is 6.90%, decreasing to 4.04% in 2075 for pre-Medicare costs and 5.65% decreasing to 4.04% in 2075 for Medicare costs. The initial trend rate assumption represents an estimate of short term cost increases based on recent health care marketplace experience, and taking into consideration the cost characteristics of plans available to retirees. Annual increases in national health expenditures have exceeded the general growth in GDP for many years. However, there are practical limitations to how long these trends can continue. It is unrealistic to assume that health care expenditures will be allowed to consume the majority of the economy. Therefore, over the long term we expect that health care costs will be constrained by the public’s ability and willingness to pay the higher cost of health care coverage. This assumption implies that the ultimate trend rate should be related to the expected long-term growth in the economy. Therefore, we assume the ultimate rate to be comprised of real growth in per capita GDP, long-term growth attributable to technology innovations, and the assumed long-term inflation rate. The initial trend is assumed to decrease to this ultimate rate over time. These long-range trend impacts were developed using the Getzen Model of Long-Run Medical Cost Trends.
The following benefit payments for the pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2022	$268	$45
	2023	276	47
	2024	282	47
	2025	277	49
	2026	275	51
	2027-2031	1,326	273
Total pension benefits		$2,704	$512
Healthcare benefits:
Year	2022	$10	$—
	2023	10	—
	2024	10	—
	2025	10	—
	2026	9	—
	2027-2031	39	1
Total healthcare benefits		$88	$1

Plan contributions

We expect to make cash contributions to fund our defined benefit pension plans in 2022 of $14 million for the domestic plans and $10 million for the foreign plans.

We expect to make cash contributions to fund our post-retirement healthcare plans in 2022 of $10 million for the domestic plans and less than $1 million for the foreign plans.
Investment strategy and asset allocation

We are responsible for the administration of various employee pension and healthcare post-retirement benefits plans, both domestically and internationally. The domestic plans are administered by BNY Mellon’s Benefits Administration Committee, a named fiduciary. Subject to the following, at all relevant times, BNY Mellon’s Benefits Investment Committee, another named fiduciary to the domestic plans, is responsible for the investment of plan assets. The Benefits Investment Committee’s responsibilities include the investment of all domestic defined benefit plan assets, as well as the determination of investment options offered to participants in all domestic defined contribution plans. The Benefits Investment Committee conducts periodic reviews of investment performance, asset allocation and investment manager suitability. In addition, the Benefits Investment Committee has oversight of the Regional Governance Committees for the foreign defined benefit plans.

Our investment objective for U.S. and foreign plans is to maximize total return while maintaining a broadly diversified portfolio for the primary purpose of satisfying obligations for future benefit payments. Our plans are primarily invested in fixed income and equity securities. In general, for the domestic plan’s portfolio, fixed income securities can range from 35% to 100% of plan assets, equity securities and alternative investments can range from 0% to 65% of plan assets and cash equivalents can be held in amounts ranging from 0% to 10% of plan assets. Actual asset allocation within the approved ranges varies from time to time based on economic conditions (both current and forecast), the timing of transitional reallocations and the advice of professional advisors.
Our pension assets were invested as follows:

Asset allocations	Domestic			Foreign
	2021	2020		2021	2020
Fixed income	60%	62%		82%	82%
Equities	37	36		8	8
Alternative investments	2	2		9	9
Cash	1	—	(a)	1	1
Total pension benefits	100%	100%		100%	100%
(a)    The allocation percentage is less than 1%.

We held no The Bank of New York Mellon Corporation stock in our pension plans at Dec. 31, 2021 and Dec. 31, 2020. Assets of the U.S. postretirement healthcare plan are invested in an insurance contract.

Fair value measurement of plan assets

In accordance with ASC 715, Compensation – Retirement Benefits, we have established a three-level hierarchy for fair value measurements of its pension plan assets based upon the transparency of inputs to the valuation of an asset as of the measurement date. The valuation hierarchy is consistent with guidance in ASC 820, Fair Value Measurement, which is detailed in Note 20.

The following is a description of the valuation methodologies used for assets measured at fair value, as well as the general classification of such assets pursuant to the valuation hierarchy.

Cash and currency

This category consists primarily of foreign currency balances and is included in Level 1 of the valuation hierarchy. Foreign currency is translated monthly based on current foreign exchange rates.

Common and preferred stock and mutual funds

These investments include equities and mutual funds and are valued at the closing price reported in the active market in which the individual securities are traded, if available. Common and preferred stock and mutual funds are included in Level 1 of the valuation hierarchy.

Collective trust funds

Collective trust funds include commingled and U.S. equity funds that have no readily available market quotations. The fair value of the funds is based on the securities in the portfolio, which typically are the amount that the fund might reasonably expect to receive for the securities upon a sale. These funds are valued using observable inputs on either a daily or monthly basis. Collective trust funds are included in Level 2 of the valuation hierarchy.

Fixed-income investments

Fixed-income investments include U.S. Treasury securities, U.S. government agencies, sovereign government obligations, state and political subdivisions, U.S. corporate bonds, supranational and foreign corporate debt funds. U.S. Treasury and certain sovereign debt securities that are actively traded in highly liquid over-the-counter (“OTC”) markets are valued at the closing price reported in the active market in which the individual security is traded and included as Level 1 of the valuation hierarchy. U.S. government agencies, sovereign government obligations, state and political subdivisions, U.S. corporate bonds, supranational and foreign corporate debt funds are valued based on quoted prices for comparable securities with similar yields and credit ratings. When quoted prices are not available for identical or similar bonds, the bonds are valued using discounted cash flows that maximize observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. U.S. government agencies, sovereign government obligations, state and political subdivisions, U.S. corporate bonds, supranational and foreign corporate debt funds are primarily included in Level 2 of the valuation hierarchy.

Other assets measured at NAV per share, as a practical expedient

Other assets measured at NAV, as a practical expedient, include funds of funds, venture capital and partnership interests and other funds. There are no readily available market quotations for these funds. The fair value of the funds of funds is based on NAVs of the funds in the portfolio, which reflects the value of the underlying investments held by the fund, less its liabilities. The fair value of the underlying investments is typically the amount that the fund might reasonably expect to receive upon selling those hard to value or illiquid investments within the portfolios. These funds are either valued on a daily or monthly basis. The fair value of the venture capital and partnership interests is based on the pension plan’s ownership percentage of the fair value of the underlying funds as provided by the fund managers. These funds are typically valued on a quarterly basis.

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2021 and Dec. 31, 2020, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,115	$—	$—	$1,115
Non-U.S. equity	213	—	—	213
Collective trust funds:
U.S. equity	—	615	—	615
Commingled	—	588	—	588
Fixed income:
U.S. corporate bonds	—	2,863	—	2,863
U.S. Treasury securities	342	—	—	342
State and political subdivisions	—	115	—	115
Sovereign government obligations	6	46	—	52
U.S. government agencies	—	39	—	39
Supranational	—	12	—	12
Other	—	18	—	18
Total domestic plan assets in the fair value hierarchy	$1,676	$4,296	$—	$5,972
Other assets measured at NAV:
Funds of funds				150
Venture capital and partnership interests				7
Total domestic plan assets, at fair value				$6,129

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$1,325	$—	$1,325
Equity funds	—	154	—	154
Sovereign/government obligation funds	—	147	—	147
Cash and currency	18	—	—	18
Total foreign plan assets in the fair value hierarchy	$18	$1,626	$—	$1,644
Other assets measured at NAV				163
Total foreign plan assets, at fair value				$1,807

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$578	$—	$—	$578
Non-U.S. equity	147	—	—	147
Collective trust funds:
U.S. equity	—	1,285	—	1,285
Commingled	—	712	—	712
Fixed income:
U.S. corporate bonds	—	2,866	—	2,866
U.S. Treasury securities	228	—	—	228
State and political subdivisions	—	50	—	50
Sovereign government obligations	—	47	—	47
U.S. government agencies	—	31	—	31
Other	—	37	—	37
Mutual funds	1	—	—	1
Total domestic plan assets in the fair value hierarchy	$954	$5,028	$—	$5,982
Other assets measured at NAV:
Funds of funds				135
Venture capital and partnership interests				15
Total domestic plan assets, at fair value				$6,132

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$1,305	$—	$1,305
Sovereign/government obligation funds	—	156	—	156
Equity funds	—	146	—	146
Cash and currency	21	—	—	21
Total foreign plan assets in the fair value hierarchy	$21	$1,607	$—	$1,628
Other assets measured at NAV				158
Total foreign plan assets, at fair value				$1,786

Other assets measured at NAV per share, as a practical expedient

Certain pension and post-retirement plan assets are invested in funds of funds, venture capital and partnership interests and other contracts valued using NAV, as a practical expedient. The funds of funds investments are redeemable at NAV under agreements with the funds of funds managers.

Assets valued using NAV at Dec. 31, 2021
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$150	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	128	$—	N/A	N/A
Other contracts (c)	42	—	N/A	N/A
Total	$320	$—

Assets valued using NAV at Dec. 31, 2020
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$135	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	138	—	N/A	N/A
Other contracts (c)	35	—	N/A	N/A
Total	$308	$—
(a)Funds of funds includes multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.
(b)Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(c)Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.
N/A – Not applicable.
Defined contribution plans

We sponsor defined contribution plans in the U.S. and in certain non-U.S. locations, all of which are administered in accordance with local laws. The most significant defined contribution plan is The Bank of New York Mellon Corporation 401(k) Savings Plan sponsored by the Company in the U.S. and covers substantially all U.S. employees.

Under The Bank of New York Mellon Corporation 401(k) Savings Plan for 2021, the Company matched dollar for dollar participant contributions up to 7% of an employee’s eligible base pay with a monetary limit of $16,000 per participant. In addition, an annual non-elective contribution of $750 was made to participants earning less than $100,000 a year who are credited with at least one year of service in 2021. For 2020 and 2019, the Company matched 100% of the first 4% of an employee’s eligible base pay plus 50% of the next 2% of eligible pay contributed by the participant for a maximum matching contribution of 5%, subject to statutory limits. In addition, annual non-elective contributions equal to 2% of eligible base pay were made in 2020 and 2019.
At Dec. 31, 2021 and Dec. 31, 2020, The Bank of New York Mellon Corporation 401(k) Savings Plan owned 9.5 million and 10.8 million shares of our common stock, respectively. The fair value of total assets was $9.4 billion at Dec. 31, 2021 and $8.2 billion at Dec. 31, 2020. We recorded expenses of $258 million in 2021, $249 million in 2020 and $244 million in 2019, primarily for contributions to our defined contribution plans.

We also have an ESOP covering certain domestic full-time employees hired on or before July 1, 2008. The ESOP works in conjunction with the defined benefit pension plan. Employees are entitled to the higher of their benefit under the ESOP or such defined benefit pension plan at retirement. Benefits payable under the defined benefit pension plan are offset by the equivalent value of benefits earned under the ESOP.

At Dec. 31, 2021 and Dec. 31, 2020, the ESOP owned 4.0 million and 4.3 million shares of our common stock, respectively. The fair value of total ESOP assets was $236 million at Dec. 31, 2021 and $187 million at Dec. 31, 2020. The Company is not permitted to make contributions to the ESOP.

The Benefits Investment Committee appointed Fiduciary Counselors, Inc. to serve as the independent fiduciary to (i) make all fiduciary decisions related to the continued prudence of offering the common stock of BNY Mellon or its affiliates as an investment option under the plans, other than plan sponsor decisions, and (ii) select and monitor any actively or passively managed investments of BNY Mellon or its affiliates to be offered to participants as investment options under the plans, excluding self-directed accounts.